financing costs (Tables)	12 Months Ended
Dec. 31, 2021
financing costs
Schedule of financing costs

Years ended December 31 (millions)	Note	2021	2020
Interest expense
Interest on long-term debt, excluding lease liabilities - gross		$683	$676
Interest on long-term debt, excluding lease liabilities - capitalized [1]		(3)	(37)
Interest on long-term debt, excluding lease liabilities		680	639
Interest on lease liabilities	19	66	70
Interest on short-term borrowings and other		15	5
Interest accretion on provisions	25	18	16
Long-term debt prepayment premium		10	18
		789	748
Employee defined benefit plans net interest	15	26	16
Foreign exchange		(3)	14
		812	778
Interest income		(16)	(7)
		$796	$771
Net interest cost	3	$773	$792
Interest on long-term debt, excluding lease liabilities - capitalized [1]		(3)	(37)
Employee defined benefit plans net interest		26	16
		$796	$771

1	Interest on long-term debt, excluding lease liabilities, at a composite rate of 3.10% (2020 – 4.33%) was capitalized to intangible assets with indefinite lives during the period.